UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.




1. Name and address of issuer: Dean Family of Funds
                               2480 Kettering Tower
                               Dayton,OH 45423


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: [x]



3.  Investment  Company Act File Number:  811-7987
    Securities  Act File Number:          333-18653




4.(a). Last day of Fiscal year for which this Form is filed: March 31, 2003



4.(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issues's fiscal year). (See Instruction A-2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):                    $11,088,030.91

(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:                       $19,902,542.00

(iii) Aggregate  price of securities  redeemed
      or repurchased  during any prior fiscal year
      ending no earlier  than  October 11, 1995 that
      were not  previously used to reduce registration
      fees payable to the Commission:                                    $0.00

(iv)  Total  available  redemption  credits
      [add  Items  5(ii) and  5(iii)]:                          $19,902,542.00

(v)   Net sales - if Item 5(i) is  greater  than Item 5(iv)
      [subtract  Item 5(iv)from Item 5(i)]:                             $ 0.00

(vi)  Redemption credits available for use in future years
      if Item 5(i) is less than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                      $8,814,511.09

(vii) Multiplier for determining registration fee
      (See Instruction C.9):                                      x  .00008090

(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)]
      (enter "0" if no fee is due):                                 =   $ 0.00


6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities ( number of shares or other units) deducted here: 0 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0


7. Interest due -- If this Form is being filed more than 90 days after the end of the issues's fiscal year (see Instruction D):

+ $0.00

8. Total of the amount of the registration fee due plus interest due [line 5(viii) plus line 7]:

=  $ 0.00

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: N/A

         Method of Delivery:

                            [  ]    Wire Transfer
                            [  ]    Mail or other means



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                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:
By (Signature and Title)* ___________________________________
                               Debra Rindler, Secretary

Date:  June 25, 2003

     *Please print the name and title of the signing officer below the signature.